OTHER LONG-TERM LIABILITIES (Details 1)	Sep. 30, 2023 USD ($)
Notes and other explanatory information [abstract]
Lease less than one year	$ 490
Lease one to two years	495
Lease Two to three years	491
Lease three to six years	301
Gross lease liabilities	1,777
Effect of discounting	(124)
[custom:PresentValueOfMinimumLeasePaymentsTotalLeaseLiability-0]	1,653
Less: Current portion	(433,000)
Long-term lease liabilities	$ 1,220,000